Income from voyages and related services	12 Months Ended
Dec. 31, 2020
Income from voyages and related services
Income from voyages and related services

16    Income from voyages and related services

	2020	2019	2018
	US $’000
Shipping	3,920,325	3,257,121	3,208,315
Other	71,371	42,640	39,549
	3,991,696	3,299,761	3,247,864

See also Note 25 with respect to disaggregation of revenues by geographical trade zone.